                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145
                  ---------------------------------------------

                            FRESCO INDEX SHARES FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)


                            David M. Goldenberg, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:

                              Stuart Strauss, Esq.
                             Mayer Brown Rowe & Maw
                                  1675 Broadway
                          New York, New York 10019-5820


                           Stephanie M. Nichols, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                                Boston, MA 02110


        Registrant's telephone number, including area code: 212-882-5000

Date of fiscal year end:  September 30, 2003

Date of reporting period:  September 30, 2003

ITEM 1:  REPORTS TO STOCKHOLDERS.

[FRESCO INDEX SHARES LOGO]


FRESCO DOW JONES STOXX 50 FUND
FRESCO DOW JONES EURO STOXX 50 FUND
ANNUAL REPORT, SEPTEMBER 30, 2003

FRESCO DOW JONES STOXX 50 FUND

November 14, 2003

DEAR SHAREHOLDER,

We present you with the annual report for Fresco Dow Jones STOXX 50 Fund. This report covers the period since the Fund's inception on October 15, 2002 through September 30, 2003.

PERFORMANCE REVIEW

Fresco Dow Jones STOXX 50 Fund uses a passive management strategy designed to track the performance (before expenses) of the Dow Jones STOXX 50 Index. Since its inception on October 15, 2002, through period end on September 30, 2003, the Fund's net asset value return was 12.79%, compared to a return of 12.87% for the Index denominated in US dollars, and a decline of 5.05% for the Index denominated in euros. (For more on the Fund's performance, refer to "Performance At A Glance" on page 5. Please note that the returns shown do not reflect your individual tax circumstances, broker's commission, or other transaction charges.)

AN INTERVIEW WITH PORTFOLIO MANAGER DAVID HOBBS

Q. HOW DID THE MARKETS PERFORM OVER THE PERIOD?

A. Following a prolonged bear market, the European equity markets generated positive returns during the reporting period. However, there were periods of extreme volatility. Early in the review period, European stocks performed well amid positive economic news and investors' growing expectations for a sustained recovery in 2003. However, increasing geopolitical concerns, coupled with conflicting reports about the health of the economy, caused European equities to falter from December 2002 through mid-March 2003.

   The market shifted course following the rapid conclusion of major fighting in Iraq. Once this major uncertainty, which had been weighing down the markets, was eliminated, investors once again grew optimistic about the prospects for a sustainable economic recovery. This triggered an impressive rally that saw many investors shift out of the more defensive areas of the market, only to embrace some of the more risky stocks.

FRESCO DOW JONES STOXX 50 FUND

INVESTMENT GOAL:

To replicate as closely as possible, before expenses, the price and yield of the Dow Jones STOXX 50 Index.

PORTFOLIO MANAGER:

David Hobbs

SUBADVISOR:

UBS Global Asset Management International Ltd.

COMMENCEMENT:

October 15, 2002

NYSE SYMBOL:

FEU

Q. HOW DID THE SECTORS IN THE INDEX PERFORM OVER THE PERIOD?

A. During the reporting period, stocks in the basic resources, technology, cyclical goods and services, and banking sectors generated the strongest results. Conversely, the financial services, utilities, and automobile sectors turned in the weakest performances.

Q. CAN YOU TELL US ABOUT INDIVIDUAL STOCK PERFORMANCE?

A. In terms of individual holdings, nearly half of the 50 stocks in the Index posted positive returns. A noteworthy example is Credit Suisse Group, which offers investment products and financial advisory services to private and corporate clients. The company saw its stock rise in response to strong earnings growth. Banco Santander Central Hispano SA, a large bank headquartered in Spain, also performed well due to an improving business environment and the rising equity markets. Finally, Siemens AG, Germany's largest engineering and electronics company and the world's fourth-biggest mobile phone maker, saw its stock perform well during the period, as its sales rose sharply. In August 2003, the firm announced that it expects to see handset sales increase by as much as 20% this fiscal year, once it introduces new models. This growth figure places it ahead of the market, which analysts expect will expand by about 10%. In addition, Siemens's shipments to the US and Canada quadrupled year-over-year in the second quarter of 2003, almost quadrupling its market share.

   Conversely, Lloyds TSB Group PLC, L'Oreal SA and Aegon NV were among the worst-performing stocks in the Index. Lloyds offers a comprehensive range of banking and financial services in the UK and overseas. Its stock price fell due to a number of company-specific issues, including scrutiny that drew attention to questionable sales practices. L'Oreal, a leading cosmetics firm headquartered in France, was hurt due to the generally weak global economy and increased market competition. Aegon, a Netherlands-based firm whose core business is life insurance, pension and related savings and investment products, continued to struggle with a weak balance sheet.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on Fresco Index Shares Funds,* please contact your financial advisor, or visit us at www.frescoshares.com.


/s/ Joseph LaCorte

JOSEPH LACORTE
PRESIDENT
Fresco Dow Jones STOXX 50 Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ David Hobbs

DAVID HOBBS
PORTFOLIO MANAGER
Fresco Dow Jones STOXX 50 Fund
HEAD OF PASSIVE MANAGEMENT
UBS Global Asset Management International Ltd.


This letter is intended to assist shareholders in understanding how the Fund performed since its inception on October 15, 2002 through September 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Please see the prospectus for a more detailed discussion of the risks, charges and expenses and other matters of interest associated with Fresco Index Shares Funds. Please read it carefully before investing.

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Fresco Dow Jones STOXX 50 Fund and the Dow Jones STOXX 50 Index from October 15, 2002 through September 30, 2003.

[CHART]

           FRESCO DOW JONES STOXX 50 FUND     DOW JONES STOXX 50 FUND     DOW JONES STOXX 50 INDEX
           (DENOMINATED IN U.S. DOLLARS)      (DENOMINATED IN EUROS)      (DENOMINATED IN U.S. DOLLARS)
Oct-02                          $  10,000                 EURO 10,000                         $  10,000
Oct-02                          $  10,008                 EURO  9,911                         $  10,014
Nov-02                          $  10,458                 EURO 10,310                         $  10,465
Dec-02                          $  10,059                 EURO  9,329                         $   9,978
Jan-03                          $   9,511                 EURO  8,675                         $   9,518
Feb-03                          $   9,266                 EURO  8,424                         $   9,282
Mar-03                          $   9,128                 EURO  8,206                         $   9,132
Apr-03                          $  10,378                 EURO  9,105                         $  10,384
May-03                          $  10,975                 EURO  9,134                         $  10,977
Jun-03                          $  11,098                 EURO  9,468                         $  11,096
Jul-03                          $  11,226                 EURO  9,792                         $  11,226
Aug-03                          $  11,033                 EURO  9,858                         $  11,043
Sep-03                          $  11,279                 EURO  9,495                         $  11,287

   Since inception returns are calculated as of commencement of issuance on October 15, 2002. For purposes of this comparison, the since inception return for the Index is shown as of October 15, 2002, which is the inception date of the Fund. Also, because the first trading day of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.

   Performance results for the Fresco Dow Jones STOXX 50 Fund assume reinvestment of all dividends and capital gains and are shown net of fees and expenses. The investment return and principal value of an investment will fluctuate so that the Fund's shares, when redeemed or otherwise sold, may be worth more or less than their original cost. Broker commissions will reduce returns.

   Performance information for the Dow Jones STOXX 50 Index assumes reinvestment of all income and excludes management fees, expenses and transaction costs, including brokerage commissions. The Index is unmanaged and not available for direct investment. The Index value is determined both on the basis of Euros and US dollars while the Fund's net asset value is determined on the basis of US dollars. The US dollar Index value takes into account withholding taxes while the Euro Index value does not.

   Past performance does not guarantee future results.

TOTAL RETURNS AS OF 9/30/03

                                                                    CUMULATIVE
                                                                  TOTAL RETURNS
                                                                 ----------------
NET ASSET VALUE RETURNS*                                         SINCE INCEPTION^
---------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                             12.79%
  After Tax Held**                                                         11.83%
  After Tax Post-Liquidation**                                              8.29%
---------------------------------------------------------------------------------
Dow Jones STOXX 50 Index (denominated in US Dollars)                       12.87%
Dow Jones STOXX 50 Index (denominated in Euros)                            (5.05)%

MARKET PRICE RETURNS*                                            SINCE INCEPTION^
---------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                             13.26%
  After Tax Held**                                                           N/A
  After Tax Post-Liquidation**                                               N/A
---------------------------------------------------------------------------------
Dow Jones STOXX 50 Index (denominated in US Dollars)                       12.87%
Dow Jones STOXX 50 Index (denominated in Euros)                            (5.05)%

^ Since inception returns are calculated as of commencement of issuance on October 15, 2002. For purposes of this comparison, the since inception return for the Index is shown as of October 15, 2002, which is the inception date of the Fund. Also, because the first trading day of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.
* Net asset value is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time and do not represent the returns you would receive if you traded shares at other times.
** After tax held returns represent return after taxes on distributions and assumes that Fresco Index Shares have not been sold. After tax post-liquidation returns represent the return after taxes on distributions and the sale of Fresco Index Shares. After tax returns are calculated using the current highest individual federal marginal income tax rates and do not reflect the impact of the state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold Fresco Index Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

   Performance results for the Fresco Dow Jones STOXX 50 Fund assume reinvestment of all dividends and capital gains and are shown net of fees and expenses. The investment return and principal value of an investment will fluctuate so that the Fund's shares, when redeemed or otherwise sold, may be worth more or less than their original cost. Broker commissions will reduce returns.

   Performance information for the Dow Jones STOXX 50 Index assumes reinvestment of all income and excludes management fees, expenses and transaction costs, including brokerage commissions. The Index is unmanaged and not available for direct investment. The Index value is determined both on the basis of Euros and US dollars while the Fund's net asset value is determined on the basis of US dollars. The US dollar Index value takes into account withholding taxes while the Euro Index value does not.

   Past performance does not guarantee future results.

PORTFOLIO STATISTICS

CHARACTERISTICS*                    9/30/03                                       3/31/03
-----------------------------------------------------------------------------------------
Net Assets (mln)                   $    8.4                                   $      27.6

TOP FIVE SECTORS*                   9/30/03                                       3/31/03
-----------------------------------------------------------------------------------------
Banks                                  25.6%  Banks                                  24.6%
Energy                                 18.2   Energy                                 20.6
Healthcare                             14.3   Healthcare                             15.0
Telecommunications                     11.3   Telecommunications                     11.7
Insurance                               6.8   Food & Beverages                        7.4
-----------------------------------------------------------------------------------------
TOTAL                                  76.2%                                         79.3%
-----------------------------------------------------------------------------------------

TOP 10 HOLDINGS*                    9/30/03                                       3/31/03
-----------------------------------------------------------------------------------------
BP PLC                                  6.2%  BP PLC                                  7.2%
HSBC Holdings PLC                       5.9   Vodafone Group PLC                      6.2
Vodafone Group PLC                      5.6   HSBC Holdings PLC                       5.6
GlaxoSmithKline PLC                     5.1   GlaxoSmithKline PLC                     5.4
Total Fina Elf SA                       4.2   Novartis AG                             4.6
Novartis AG                             4.0   Total Fina Elf SA                       4.4
Nestle SA                               3.8   Royal Dutch Petroleum Co.               4.3
Royal Dutch Petroleum Co.               3.8   Nestle SA                               4.0
Nokia Oyj                               3.0   Nokia Oyj                               3.4
Royal Bank of Scotland Group PLC        2.9   Royal Bank of Scotland Group PLS        3.1
-----------------------------------------------------------------------------------------
TOTAL                                  44.5%                                         48.2%
-----------------------------------------------------------------------------------------

*  Weightings represent percentages of net assets as of the dates indicated.

FRESCO DOW JONES EURO STOXX 50 FUND

November 14, 2003

DEAR SHAREHOLDER,

We present you with the annual report for Fresco Dow Jones EURO STOXX 50 Fund. This report covers the period since the Fund's inception on October 15, 2002 through September 30, 2003.

PERFORMANCE REVIEW

Fresco Dow Jones EURO STOXX 50 Fund uses a passive management strategy designed to track (before expenses) the performance of the Dow Jones EURO STOXX 50 Index (the "Index"). Since its inception on October 15, 2002, through period end on September 30, 2003, the Fund's net asset value return was 17.46%, compared to a return of 17.32% for the Index denominated in US Dollars, and a decline of 1.31% for the Index denominated in euros. (For more on the Fund's performance, refer to "Performance At A Glance" on page 11. Please note that the returns shown do not reflect your individual tax circumstances, broker's commission, or other transaction charges.)

AN INTERVIEW WITH PORTFOLIO MANAGER DAVID HOBBS

Q. HOW DID THE EUROPEAN MARKETS PERFORM OVER THE PERIOD?

A. Following a prolonged bear market, the European equity markets generated positive returns during the reporting period. However, there were periods of extreme volatility. Early in the review period, European stocks performed well amid positive economic news and investors' growing expectations for a sustained recovery in 2003. However, increasing geopolitical concerns, coupled with conflicting reports about the health of the economy, caused European equities to falter from December 2002 through mid-March 2003.

   The market shifted course following the rapid conclusion of major fighting in Iraq. Once this major uncertainty, which had been weighing down the markets, was eliminated, investors once again grew optimistic about the prospects for a sustainable economic recovery. This triggered an impressive rally that saw many investors shift out of the more defensive areas of the market, only to embrace some of the more risky stocks.

FRESCO DOW JONES EURO STOXX 50 FUND

INVESTMENT GOAL:

To replicate as closely as possible, before expenses, the price and yield of the Dow Jones EURO STOXX 50 Index.

PORTFOLIO MANAGER:

David Hobbs

SUBADVISOR:

UBS Global Asset Management International Ltd.

COMMENCEMENT:

October 15, 2002

NYSE SYMBOL:

FEZ

Q. WHAT SECTORS DID WELL OVER THE PERIOD?

A. During the reporting period, stocks in the technology, cyclical goods and services, banks, and media sectors produced the strongest results. Conversely, the weakest performances came from the noncyclical goods and services, healthcare, financial services, and automobile sectors.

Q. WHAT CAN YOU TELL US ABOUT INDIVIDUAL STOCK PERFORMANCE?

A. In terms of individual stocks, more than half of the stocks in the Index generated positive returns. Among the strongest performers were Alcatel, France Telecom SA and Sanpaolo IMI SpA. Alcatel headquartered in France, continues to be Europe's top telecom equipment vendor in terms of sales. Its stock rose sharply as it secured a number of high profile contacts, including a multi-million dollar radio satellite deal with US aerospace company Boeing Co. France Telecom provides telecommunications services in France and throughout the world; it is also France's largest mobile telecommunications service provider. The company's stock gained as it continued to successfully restructure its business and focus its operations on France and the UK. Sanpaolo IMI SpA is one of the largest banks in Italy, with more than 2,000 retail branches and 35,700 employees. It continues to build on its core banking services, and has expanded its asset management operations by taking advantage of new technologies.

   Ahold Muenchener Rueckversicherungs - Gesellschaft AG and Aventis SA were examples of stocks that detracted from results. Ahold is a Netherlands-based operator of supermarkets and other retail formats, with operations in the US, Europe, Latin America and Asia. Its stock price fell sharply due to accounting problems resulting from actions it took to artificially boost earnings. Muenchener Rueckversicherungs - Gesellschaft AG, a German-based insurance and financial firm, was hurt by a number of company-specific issues. Aventis, a France-based pharmaceuticals company, was hurt when, during the reporting period, sales of its allergy drug Allegra were diminished after a competing drug was approved for over-the-counter use in the US. The weakening of the US dollar versus the euro also had a negative impact on sales.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on Fresco Index Shares Funds,* please contact your financial advisor or visit us at www.frescoshares.com.


/s/ Joseph LaCorte

JOSEPH LACORTE
PRESIDENT
Fresco Dow Jones EURO STOXX 50 Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ David Hobbs

DAVID HOBBS
PORTFOLIO MANAGER
Fresco Dow Jones EURO STOXX 50 Fund
HEAD OF PASSIVE MANAGEMENT
UBS Global Asset Management International Ltd.

This letter is intended to assist shareholders in understanding how the Fund performed since its inception on October 15, 2002 through September 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Please see the prospectus for a more detailed discussion of the risks, charges and expenses and other matters of interest associated with Fresco Index Shares Funds. Please read it carefully before investing.

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Fresco Dow Jones EURO STOXX 50 Fund and the Dow Jones EURO STOXX 50 Index from October 15, 2002 through September 30, 2003.

[CHART]

          FRESCO DOW JONES EURO STOXX 50 FUND     DOW JONES EURO STOXX 50 FUND     DOW JONES EURO STOXX 50 INDEX
          (DENOMINATED IN U.S. DOLLARS)           (DENOMINATED IN EUROS)           (DENOMINATED IN U.S. DOLLARS)
Oct-02                              $  10,000                      EURO 10,000                         $  10,000
Oct-02                              $  10,236                      EURO 10,138                         $  10,244
Nov-02                              $  10,848                      EURO 10,696                         $  10,856
Dec-02                              $  10,343                      EURO  9,613                         $  10,283
Jan-03                              $   9,941                      EURO  9,066                         $   9,947
Feb-03                              $   9,497                      EURO  8,636                         $   9,515
Mar-03                              $   9,148                      EURO  8,227                         $   9,156
Apr-03                              $  10,748                      EURO  9,436                         $  10,761
May-03                              $  11,459                      EURO  9,529                         $  11,452
Jun-03                              $  11,657                      EURO  9,933                         $  11,641
Jul-03                              $  11,899                      EURO 10,366                         $  11,884
Aug-03                              $  11,807                      EURO 10,532                         $  11,797
Sep-03                              $  11,746                      EURO  9,869                         $  11,732

   Since inception returns are calculated as of commencement of issuance on October 15, 2002. For purposes of this comparison, the since inception return for the Index is shown as of October 15, 2002, which is the inception date of the Fund. Also, because the first trading day of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.

   Performance results assume reinvestment of all dividends and capital gains and are shown net of fees and expenses. The investment return and principal value of an investment will fluctuate so that the Fund's shares, when redeemed or otherwise sold, may be worth more or less than their original cost. Broker commissions will reduce returns.

   Performance information for the Dow Jones EURO STOXX 50 Index assumes reinvestment of all income and excludes management fees, expenses and transaction costs, including brokerage commissions. The Index is unmanaged and not available for direct investment. The Index value is determined both on the basis of Euros and US dollars while the Fund's net asset value is determined on the basis of US dollars. The US dollar Index value takes into account withholding taxes while the Euro Index value does not.

   Past performance does not guarantee future results.

TOTAL RETURNS AS OF 9/30/03

                                                                    CUMULATIVE
                                                                  TOTAL RETURNS
                                                                 ----------------
NET ASSET VALUE RETURNS*                                         SINCE INCEPTION^
---------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                                        17.46%
  After Tax Held**                                                         16.54%
  After Tax Post-Liquidation**                                             11.35%
---------------------------------------------------------------------------------
Dow Jones EURO STOXX 50 Index (denominated in US dollars)                  17.32%
Dow Jones EURO STOXX 50 Index (denominated in Euros)                       (1.31)%

MARKET PRICE RETURNS*                                            SINCE INCEPTION^
---------------------------------------------------------------------------------
Fresco Dow Jones EURO STOXX 50 Fund                                        17.64%
  After Tax Held**                                                           N/A
  After Tax Post-Liquidation**                                               N/A
---------------------------------------------------------------------------------
Dow Jones EURO STOXX 50 Index (denominated in US dollars)                  17.32%
Dow Jones EURO STOXX 50 Index (denominated in Euros)                       (1.31)%

^ Since inception returns are calculated as of commencement of issuance on October 15, 2002. For purposes of this comparison, the since inception return for the Index is shown as of October 15, 2002, which is the inception date of the Fund. Also, because the first trading day of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.
* Net asset value is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time and do not represent the returns you would receive if you traded shares at other times.
** After tax held returns represent return after taxes on distributions and assumes that Fresco Index Shares have not been sold. After tax post-liquidation returns represent the return after taxes on distributions and the sale of Fresco Index Shares. After tax returns are calculated using the current highest individual federal marginal income tax rates and do not reflect the impact of the state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold Fresco Index Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

   Performance results assume reinvestment of all dividends and capital gains and are shown net of fees and expenses. The investment return and principal value of an investment will fluctuate so that the Fund's shares, when redeemed or otherwise sold, may be worth more or less than their original cost. Broker commissions will reduce returns.

   Performance information for the Dow Jones EURO STOXX 50 Index assumes reinvestment of all income and excludes management fees, expenses and transaction costs, including brokerage commissions. The Index is unmanaged and not available for direct investment. The Index value is determined both on the basis of Euros and US dollars while the Fund's net asset value is determined on the basis of US dollars. The US dollar Index value takes into account withholding taxes while the Euro Index value does not.

   Past performance does not guarantee future results.

PORTFOLIO STATISTICS

CHARACTERISTICS*                     9/30/03                                      3/31/03
-----------------------------------------------------------------------------------------
Net Assets (mln)                    $   85.3                                     $  148.0

TOP FIVE SECTORS*                    9/30/03                                      3/31/03
-----------------------------------------------------------------------------------------
Energy                                  18.0% Energy                                 20.4%
Banks                                   17.5  Banks                                  17.1
Telecommunications                      10.9  Telecommunications                     10.7
Insurance                               10.0  Technology                             10.0
Technology                               9.8  Insurance                               7.9
-----------------------------------------------------------------------------------------
TOTAL                                   66.2%                                        66.1%
-----------------------------------------------------------------------------------------

TOP 10 HOLDINGS*                     9/30/03                                      3/31/03
-----------------------------------------------------------------------------------------
Total Fina Elf SA                        7.4% Total Fina Elf SA                       8.0%
Royal Dutch Petroleum Co.                6.7  Royal Dutch Petroleum Co.               7.8
Nokia Oyj                                5.3  Nokia Oyj                               6.1
Telefonica SA                            4.0  Telefonica SA                           4.1
Siemens AG                               3.6  Eni SpA                                 3.2
BNP Paribas SA                           3.0  Siemens AG                              3.1
Banco Santander Central Hispano SA       2.9  Unilever NV                             3.1
Eni SpA                                  2.8  BNP Paribas SA                          3.1
Aventis SA                               2.6  Aventis SA                              2.8
Deutsche Bank AG                         2.6  Banco Santander Central Hispano SA      2.8
-----------------------------------------------------------------------------------------
TOTAL                                   40.9%                                        44.1%
-----------------------------------------------------------------------------------------

*  Weightings represent percentages of net assets as of the dates indicated.

Portfolio of Investments -- September 30, 2003
COMMON STOCKS--99.92%

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------------------------------------------------------------------
BELGIUM--0.83%
FINANCIAL SERVICES--0.83%

Fortis                                                   4,094     $      69,584
--------------------------------------------------------------------------------
FINLAND--3.01%
TECHNOLOGY--3.01%

Nokia Oyj                                               16,440           253,186
--------------------------------------------------------------------------------
FRANCE--9.56%
BANKS--1.69%

BNP Paribas SA                                           2,907           142,572
--------------------------------------------------------------------------------
ENERGY--4.18%

Total Fina Elf SA                                        2,332           352,080
--------------------------------------------------------------------------------
INSURANCE--0.99%

AXA                                                      4,930            83,104
--------------------------------------------------------------------------------
NON-CYCLICAL GOODS
  & SERVICES--0.89%

L'Oreal SA                                               1,097            74,952
--------------------------------------------------------------------------------
RETAIL--1.19%

Carrefour SA                                             1,996           100,450
--------------------------------------------------------------------------------
UTILITIES--0.62%

Suez SA                                                  3,262            51,795
--------------------------------------------------------------------------------
                                                                         804,953
--------------------------------------------------------------------------------
GERMANY--11.26%
AUTOMOBILES--1.17%

DaimlerChrysler AG                                       2,814            98,804
--------------------------------------------------------------------------------
BANKS--1.46%

Deutsche Bank AG                                         2,022           123,076
--------------------------------------------------------------------------------
CHEMICALS--1.62%

BASF AG                                                  1,942            85,290
--------------------------------------------------------------------------------
Bayer AG                                                 2,370            51,215
--------------------------------------------------------------------------------
                                                                         136,505
--------------------------------------------------------------------------------
INSURANCE--1.20%

Allianz AG                                               1,147           101,284
--------------------------------------------------------------------------------
SOFTWARE--1.02%

SAP AG                                                     700            85,526
--------------------------------------------------------------------------------
TECHNOLOGY--2.05%

Siemens AG                                               2,894           172,412
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.45%

Deutsche Telekom AG                                      8,454           122,515
--------------------------------------------------------------------------------
UTILITIES--1.29%

E.ON AG                                                  2,222     $     108,459
--------------------------------------------------------------------------------
                                                                         948,581
--------------------------------------------------------------------------------
ITALY--3.55%
ENERGY--1.59%

Eni SpA(1)                                               8,800           134,500
--------------------------------------------------------------------------------
INSURANCE--1.04%

Assicurazioni Generali SpA                               3,878            87,553
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.92%

Telecom Italia SpA                                      31,371            77,294
--------------------------------------------------------------------------------
                                                                         299,347
--------------------------------------------------------------------------------
NETHERLANDS--9.51%
BANKS--1.16%

ABN AMRO Holding NV                                      5,286            97,603
--------------------------------------------------------------------------------
CYCLICAL GOODS
  & SERVICES--1.21%

Philips Electronics NV                                   4,472           101,380
--------------------------------------------------------------------------------
ENERGY--3.77%

Royal Dutch Petroleum Co.                                7,232           317,704
--------------------------------------------------------------------------------
FOOD & BEVERAGES--1.40%

Unilever NV                                              2,009           118,189
--------------------------------------------------------------------------------
INSURANCE--1.97%

Aegon NV                                                 4,467            51,987
--------------------------------------------------------------------------------
ING Groep NV                                             6,201           113,631
--------------------------------------------------------------------------------
                                                                         165,618
--------------------------------------------------------------------------------
                                                                         800,494
--------------------------------------------------------------------------------
SPAIN--5.26%
BANKS--3.01%

Banco Bilbao Vizcaya
  Argentaria SA                                         10,915           112,659
--------------------------------------------------------------------------------
Banco Santander
  Central Hispano SA                                    16,566           140,493
--------------------------------------------------------------------------------
                                                                         253,152
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.25%

Telefonica SA*                                          16,052           189,616
--------------------------------------------------------------------------------
                                                                         442,768
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------------------------------------------------------------------
SWITZERLAND--15.11%
BANKS--4.08%

Credit Suisse Group                                      4,063     $     129,919
--------------------------------------------------------------------------------
UBS AG(2)                                                3,809           213,613
--------------------------------------------------------------------------------
                                                                         343,532
--------------------------------------------------------------------------------
FOOD & BEVERAGES--3.79%

Nestle SA                                                1,386           319,410
--------------------------------------------------------------------------------
HEALTHCARE--6.39%

Novartis AG                                              8,730           337,625
--------------------------------------------------------------------------------
Roche Holding AG                                         2,414           200,055
--------------------------------------------------------------------------------
                                                                         537,680
--------------------------------------------------------------------------------
INSURANCE--0.85%

Swiss Reinsurance                                        1,130            71,753
--------------------------------------------------------------------------------
                                                                       1,272,375
--------------------------------------------------------------------------------
UNITED KINGDOM--41.83%
BANKS--14.24%

Barclays PLC                                            22,528           172,907
--------------------------------------------------------------------------------
HBOS PLC                                                13,286           151,938
--------------------------------------------------------------------------------
HSBC Holdings PLC                                       37,564           495,453
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                                    19,382           133,297
--------------------------------------------------------------------------------
Royal Bank of
  Scotland Group PLC                                     9,666           245,822
--------------------------------------------------------------------------------
                                                                       1,199,417
--------------------------------------------------------------------------------
ENERGY--8.65%

BP PLC                                                  76,230           523,311
--------------------------------------------------------------------------------
Shell Transport &
  Trading Co. PLC                                       33,220           205,136
--------------------------------------------------------------------------------
                                                                         728,447
--------------------------------------------------------------------------------
FOOD & BEVERAGES--1.36%

Diageo PLC                                              10,602           114,459
--------------------------------------------------------------------------------
HEALTHCARE--7.91%

AstraZeneca PLC                                          5,600           236,618
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                     20,698           429,709
--------------------------------------------------------------------------------
                                                                         666,327
--------------------------------------------------------------------------------
INSURANCE--0.72%

Aviva PLC                                                7,772            60,330
--------------------------------------------------------------------------------
MINING--1.09%

Anglo American PLC                                       5,130     $      92,178
--------------------------------------------------------------------------------
NON-CYCLICAL GOODS
  & SERVICES--1.21%

Tesco PLC                                               25,474           102,046
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--6.65%

BT Group PLC                                            30,740            91,973
--------------------------------------------------------------------------------
Vodafone Group PLC                                     234,548           467,839
--------------------------------------------------------------------------------
                                                                         559,812
--------------------------------------------------------------------------------
                                                                       3,523,016
--------------------------------------------------------------------------------
Total Common Stocks
  (cost--$7,740,813)                                                   8,414,304
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED--0.93%

UBS Private Money
  Market Fund, LLC(2)
  (cost--$78,645)                                       78,645            78,645
--------------------------------------------------------------------------------
Total Investments
  (cost--$7,819,458)--100.85%                                          8,492,949
--------------------------------------------------------------------------------
Liabilities in excess of
  other assets--(0.85)%                                                  (71,633)
--------------------------------------------------------------------------------
Net Assets--100.00%                                                $   8,421,316
--------------------------------------------------------------------------------

*   Non-income producing security.
(1) Security, or portion thereof, was on loan at September 30, 2003.
(2) Security is an affiliate of UBS Global Asset Management (US) Inc., the Fund's Advisor.

                 See accompanying notes to financial statements

Schedule of Investments

ANALYSIS OF INDUSTRY CLASSIFICATIONS
SEPTEMBER 30, 2003

                                                    PERCENT OF
INDUSTRY                                         TOTAL INVESTMENTS         VALUE
--------                                         -----------------         -----
Automobiles                                                1.2%     $     98,804
Banks                                                     25.6         2,159,353
Chemicals                                                  1.6           136,505
Cyclical Goods & Services                                  1.2           101,380
Energy                                                    18.2         1,532,730
Food & Beverages                                           6.6           552,059
Financial Services                                         0.8            69,584
Healthcare                                                14.3         1,204,006
Insurance                                                  6.8           569,641
Mining                                                     1.1            92,178
Non-Cyclical Goods & Services                              2.1           176,998
Retail                                                     1.2           100,451
Software                                                   1.0            85,526
Technology                                                 5.1           425,598
Telecommunications                                        11.3           949,237
Utilities                                                  1.9           160,254
                                                         -----      ------------

    TOTAL                                                100.0%     $  8,414,304
                                                         =====      ============

                 See accompanying notes to financial statements

Portfolio of Investments -- September 30, 2003
COMMON STOCKS--99.93%

SECURITY DESCRIPTION                                      SHARES           VALUE
--------------------------------------------------------------------------------
BELGIUM--1.47%
FINANCIAL SERVICES--1.47%

Fortis(1)                                                 73,896   $   1,255,982
--------------------------------------------------------------------------------
FINLAND--5.31%
TECHNOLOGY--5.31%

Nokia Oyj                                                294,591       4,536,889
--------------------------------------------------------------------------------
FRANCE--32.16%
BANKS--5.12%

BNP Paribas SA                                            52,470       2,573,359
--------------------------------------------------------------------------------
Societe Generale                                          27,006       1,799,549
--------------------------------------------------------------------------------
                                                                       4,372,908
--------------------------------------------------------------------------------
CHEMICALS--1.03%

L'Air Liquide SA                                           6,238         881,482
--------------------------------------------------------------------------------
CONSTRUCTION--1.68%

Compagnie de
  Saint-Gobain                                            21,026         773,283
--------------------------------------------------------------------------------
Lafarge SA                                                10,164         658,927
--------------------------------------------------------------------------------
                                                                       1,432,210
--------------------------------------------------------------------------------
CYCLICAL GOODS
  & SERVICES--1.05%

LVMH Moet Hennessy
  Louis Vuitton SA                                        14,416         895,956
--------------------------------------------------------------------------------
ENERGY--7.37%

Total Fina Elf SA                                         41,691       6,294,403
--------------------------------------------------------------------------------
FOOD & BEVERAGES--1.39%

Groupe Danone                                              7,774       1,186,378
--------------------------------------------------------------------------------
HEALTHCARE--4.21%

Aventis SA                                                42,866       2,224,682
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                      22,478       1,366,896
--------------------------------------------------------------------------------
                                                                       3,591,578
--------------------------------------------------------------------------------
INSURANCE--1.71%

AXA                                                       86,374       1,455,991
--------------------------------------------------------------------------------
MEDIA--1.39%

Vivendi Universal SA(1)                                   66,825       1,183,286
--------------------------------------------------------------------------------
NON-CYCLICAL GOODS
  & SERVICES--1.53%

L'Oreal SA                                                19,148       1,308,274
--------------------------------------------------------------------------------
RETAIL--2.09%

Carrefour SA                                              35,522   $   1,787,674
--------------------------------------------------------------------------------
TECHNOLOGY--0.98%

Alcatel SA                                                70,251         832,302
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.53%

France Telecom SA                                         56,818       1,307,255
--------------------------------------------------------------------------------
UTILITIES--1.08%

Suez SA                                                   58,069         922,035
--------------------------------------------------------------------------------
                                                                      27,451,732
--------------------------------------------------------------------------------
GERMANY--20.37%
AUTOMOBILES--2.79%

DaimlerChrysler AG                                        50,225       1,763,480
--------------------------------------------------------------------------------
Volkswagen AG                                             13,830         621,733
--------------------------------------------------------------------------------
                                                                       2,385,213
--------------------------------------------------------------------------------
BANKS--2.57%

Deutsche Bank AG                                          36,087       2,196,566
--------------------------------------------------------------------------------
CHEMICALS--2.87%

BASF AG                                                   34,935       1,534,297
--------------------------------------------------------------------------------
Bayer AG                                                  42,228         912,539
--------------------------------------------------------------------------------
                                                                       2,446,836
--------------------------------------------------------------------------------
INSURANCE--2.99%

Allianz AG                                                20,185       1,782,400
--------------------------------------------------------------------------------
Muenchener
  Rueckversicherungs-
  Gesellschaft AG                                          7,739         769,117
--------------------------------------------------------------------------------
                                                                       2,551,517
--------------------------------------------------------------------------------
TECHNOLOGY--3.57%

Siemens AG(1)                                             51,071       3,042,582
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.53%

Deutsche Telekom AG(1)                                   149,183       2,161,957
--------------------------------------------------------------------------------
UTILITIES--3.05%

E.ON AG                                                   39,922       1,948,649
--------------------------------------------------------------------------------
RWE AG                                                    24,704         657,310
--------------------------------------------------------------------------------
                                                                       2,605,959
--------------------------------------------------------------------------------
                                                                      17,390,630
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                      SHARES           VALUE
--------------------------------------------------------------------------------
ITALY--10.87%
BANKS--2.49%

Sanpaolo IMI SpA                                          73,007   $     728,024
--------------------------------------------------------------------------------
UniCredito Italiano SpA                                  296,421       1,401,981
--------------------------------------------------------------------------------
                                                                       2,130,005
--------------------------------------------------------------------------------
ENERGY--2.82%

Eni SpA(1)                                               157,604       2,408,842
--------------------------------------------------------------------------------
INSURANCE--1.79%

Assicurazioni
  Generali SpA                                            67,509       1,524,132
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.90%

Telecom Italia
  Mobile SpA (TIM)                                       233,061       1,083,303
--------------------------------------------------------------------------------
Telecom Italia SpA                                       563,767       1,389,048
--------------------------------------------------------------------------------
                                                                       2,472,351
--------------------------------------------------------------------------------
UTILITIES--0.87%

Enel SpA                                                 119,837         745,486
--------------------------------------------------------------------------------
                                                                       9,280,816
--------------------------------------------------------------------------------
NETHERLANDS--17.35%
BANKS--2.01%

ABN AMRO Holding NV                                       93,126       1,719,521
--------------------------------------------------------------------------------
CYCLICAL GOODS
  & SERVICES--2.11%

Philips Electronics NV                                    79,362       1,799,131
--------------------------------------------------------------------------------
ENERGY--6.65%

Royal Dutch
  Petroleum Co.                                          129,221       5,676,712
--------------------------------------------------------------------------------
FOOD & BEVERAGES--2.41%

Unilever NV                                               35,033       2,060,990
--------------------------------------------------------------------------------
INSURANCE--3.51%

Aegon NV                                                  82,896         964,731
--------------------------------------------------------------------------------
ING Groep NV(1)                                          110,609       2,026,873
--------------------------------------------------------------------------------
                                                                       2,991,604
--------------------------------------------------------------------------------
NON-CYCLICAL GOODS
  & SERVICES--0.66%

Koninklijke Ahold NV(1)                                   58,614         559,233
--------------------------------------------------------------------------------
                                                                      14,807,191
--------------------------------------------------------------------------------
SPAIN--12.40%
BANKS--5.31%

Banco Bilbao Vizcaya
  Argentaria SA(1)                                       198,540   $   2,049,222
--------------------------------------------------------------------------------
Banco Santander
  Central Hispano SA                                     293,006       2,484,936
--------------------------------------------------------------------------------
                                                                       4,534,158
--------------------------------------------------------------------------------
ENERGY--1.11%

Repsol YPF SA                                             57,713         948,654
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.98%

Telefonica SA*                                           287,578       3,397,042
--------------------------------------------------------------------------------
UTILITIES--2.00%

Endesa SA                                                 59,243         915,831
--------------------------------------------------------------------------------
Iberdrola SA                                              47,056         792,118
--------------------------------------------------------------------------------
                                                                       1,707,949
--------------------------------------------------------------------------------
                                                                      10,587,803
--------------------------------------------------------------------------------
Total Common Stocks
  (cost--$77,084,197)                                                 85,311,043
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED--12.05%

UBS Private Money
  Market Fund, LLC(2)
  (cost--$10,285,592)                                 10,285,592      10,285,592
--------------------------------------------------------------------------------
Total Investments
  (cost--$87,369,789)--111.98%                                        95,596,635
--------------------------------------------------------------------------------
Liabilities in excess of
  other assets--(11.98)%                                             (10,230,739)
--------------------------------------------------------------------------------
Net Assets--100.00%                                                $  85,365,896
--------------------------------------------------------------------------------

*   Non-income producing security.
(1) Security, or portion thereof, was on loan at September 30, 2003
(2) Security is an affiliate of UBS Global Asset Management (US) Inc., the Fund's Advisor.

                 See accompanying notes to financial statements

Schedule of Investments

ANALYSIS OF INDUSTRY CLASSIFICATIONS
SEPTEMBER 30, 2003

                                                   PERCENT OF
INDUSTRY                                        TOTAL INVESTMENTS          VALUE
--------                                        -----------------          -----
Automobiles                                              2.8%       $  2,385,213
Banks                                                   17.5          14,953,158
Chemicals                                                3.9           3,328,318
Construction                                             1.7           1,432,210
Cyclical Goods & Services                                3.2           2,695,086
Energy                                                  18.0          15,328,612
Food & Beverages                                         3.8           3,247,369
Financial Services                                       1.5           1,255,982
Healthcare                                               4.2           3,591,578
Insurance                                               10.0           8,523,244
Media                                                    1.4           1,183,286
Non-Cyclical Goods & Services                            2.2           1,867,507
Retail                                                   2.1           1,787,674
Technology                                               9.8           8,411,773
Telecommunications                                      10.9           9,338,604
Utilities                                                7.0           5,981,429
                                                       -----        ------------

     TOTAL                                             100.0%       $ 85,311,043
                                                       =====        ============

                 See accompanying notes to financial statements

FRESCO INDEX SHARES FUNDS

Statements of Assets and Liabilities -- September 30, 2003

                                                                 FRESCO DOW JONES  FRESCO DOW JONES
                                                                     STOXX 50       EURO STOXX 50
                                                                       FUND              FUND
---------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities at value
  (cost--$7,578,639 and $77,084,197, respectively)*               $     8,200,691   $    85,311,043
Investments in affiliates at value
  (cost--$162,174 and $0, respectively)                                   213,613                --
Investments of cash collateral received for securities loaned,
  at value (cost--$78,645 and $10,285,592, respectively)                   78,645        10,285,592
Cash                                                                           --            10,429
Foreign currency, at value
  (cost--$11,030 and $450,726, respectively)                               11,178           456,972
Receivable for investments sold                                               228             3,419
Receivable for foreign currency contracts                                  47,733           390,282
Dividends receivable                                                       52,642            53,107
---------------------------------------------------------------------------------------------------
Total assets                                                            8,604,730        96,510,844
---------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for cash collateral for securities loaned                          78,645        10,285,592
Distributions payable                                                      47,733           390,281
Payable for foreign currency contracts                                     48,976           400,611
Accrued trustees fees                                                       2,052            16,470
Accrued advisory fee                                                        6,008            51,994
---------------------------------------------------------------------------------------------------
Total liabilities                                                         183,414        11,144,948
---------------------------------------------------------------------------------------------------
Net assets                                                        $     8,421,316   $    85,365,896
---------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Paid in capital                                                   $     7,600,041   $    76,184,176
Undistributed net investment income                                       147,780           971,451
Accumulated net realized loss on investments and
  foreign currency transactions                                              (145)          (13,561)
Net unrealized appreciation on investments
  and foreign currency                                                    673,640         8,223,830
---------------------------------------------------------------------------------------------------
Net assets                                                        $     8,421,316   $    85,365,896
---------------------------------------------------------------------------------------------------
NET ASSETS VALUE PER SHARE:
Net asset value per share                                         $         27.89   $         27.97
---------------------------------------------------------------------------------------------------
Shares outstanding
  (unlimited amount authorized, $0.01 par value)                          301,971         3,052,046
---------------------------------------------------------------------------------------------------

* Includes $74,730 and $9,782,296, respectively, of investments in securities on loan, at value.

                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                        FOR THE PERIOD ENDED
                                                                        SEPTEMBER 30, 2003 *
                                                                 ----------------------------------
                                                                 FRESCO DOW JONES  FRESCO DOW JONES
                                                                     STOXX 50       EURO STOXX 50
                                                                       FUND              FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes, $87,910
  and $541,208, respectively)                                     $       689,521   $     4,200,223
Securities lending                                                          5,518           132,454
---------------------------------------------------------------------------------------------------
Total investment income                                                   695,039         4,332,677
---------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fee                                                               60,901           401,958
Trustees fees and expenses                                                 11,688            77,579
Other expenses                                                              1,223             4,468
---------------------------------------------------------------------------------------------------
Total expenses                                                             73,812           484,005
---------------------------------------------------------------------------------------------------
Net investment income                                                     621,227         3,848,672
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments and
  foreign currency transactions                                         1,987,826        14,957,077
Net change in unrealized appreciation on investments and
  foreign currency                                                        673,640         8,223,830
Net realized and unrealized gain
  on investments and foreign currency                                   2,661,466        23,180,907
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $     3,282,693   $    27,029,579
---------------------------------------------------------------------------------------------------

* For the period October 15, 2002 (commencement of operations) through September 30, 2003.

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE PERIOD ENDED
                                                                        SEPTEMBER 30, 2003 *
                                                                 ----------------------------------
                                                                 FRESCO DOW JONES  FRESCO DOW JONES
                                                                     STOXX 50       EURO STOXX 50
                                                                       FUND              FUND
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                             $       621,227   $     3,848,672
Net realized gain on investments and
  foreign currency transactions                                         1,987,826        14,957,077
Net change in unrealized appreciation on investments
  and foreign currency                                                    673,640         8,223,830
Net increase in net assets resulting from
  operations                                                            3,282,693        27,029,579
Undistributed net investment income included in price
  of shares issued and redeemed, net                                     (146,907)         (905,561)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    (473,377)       (2,937,683)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                   30,444,056       200,632,489
Cost of shares redeemed                                               (24,735,149)     (138,502,928)
Net increase in net assets from beneficial interest
  transactions                                                          5,708,907        62,129,561
---------------------------------------------------------------------------------------------------
Net increase in net assets during period                                8,371,316        85,315,896
Net assets at beginning of period                                          50,000            50,000
Net assets end of period (1)                                      $     8,421,316   $    85,365,896
---------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
Shares sold                                                             1,200,000         8,150,000
Shares redeemed                                                          (900,000)       (5,100,000)
Net increase                                                              300,000         3,050,000
---------------------------------------------------------------------------------------------------
Including undistributed net investment income (1):                $       147,780   $       971,451
---------------------------------------------------------------------------------------------------

* For the period October 15, 2002 (commencement of operations) through September 30, 2003.

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                          FOR THE PERIOD ENDED
                                                                          SEPTEMBER 30, 2003 *
                                                                 -----------------------------------------
                                                                 FRESCO DOW JONES       FRESCO DOW JONES
                                                                     STOXX 50            EURO STOXX 50
                                                                       FUND                   FUND
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD(4)                           $         25.34      $         24.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                        1.20                 0.97
Net realized and unrealized gain                                             2.50                 3.59
TOTAL FROM INVESTMENT OPERATIONS                                             3.70                 4.56
Undistributed net investment income included in
  price of units issued and redeemed, net                                   (0.49)               (0.30)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       (0.66)               (0.64)
NET ASSET VALUE, END OF PERIOD                                    $         27.89      $         27.97
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                             12.79%               17.46%
Net assets, end of period (in 000's)                              $         8,421      $        85,366
Ratio of expenses to average net assets                                      0.35%(2)             0.35%(2)
Ratio of net investment income to
  average net assets                                                         2.96%(2)             2.78%(2)
Portfolio turnover rate(3)                                                      6%                   6%
----------------------------------------------------------------------------------------------------------

* For the period October 15, 2002 (commencement of operations) through September 30, 2003.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2) Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.
(4) The beginning net asset values shown above have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective Index. The ratio of the reverse stock split for the Fresco Dow Jones STOXX 50 Fund and the Fresco Dow Jones EURO STOXX 50 Fund was 1:2.536 and 1:2.444, respectively.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Fresco Index Shares Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of two separate exchange-traded "index funds" (each referred to as a "Fund" and, collectively, as the "Funds") Fresco Dow Jones STOXX 50 Fund and Fresco Dow Jones EURO STOXX 50, each of which represents a separate series of beneficial interest in the Trust. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a) SECURITY VALUATION--Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

b) INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

c) INVESTMENT TRANSACTIONS--Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

d) FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS--The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

e) EXPENSES--Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Certain fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

f) FEDERAL INCOME TAX--The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes it's taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At September 30, 2003, the Funds had no capital loss carryforwards.

For the period ended September 30, 2003, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                     NET GAIN
                                                                  RECLASS AMOUNT
--------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                    $    1,996,192
Fresco Dow Jones EURO STOXX 50 Fund                                   14,577,493

The Funds use the accounting practice of equalization. This accounting method was used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

The tax character of distributions declared during the year ended September 30, 2003, was as follows:

                                        ORDINARY      FOREIGN TAX    LONG-TERM
                                         INCOME         CREDIT      CAPITAL GAIN
--------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund        $   473,377     $    87,647   $         --
Fresco Dow Jones EURO STOXX 50 Fund     2,937,683         541,208             --
--------------------------------------------------------------------------------

As of September 30, 2003 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                                   UNDISTRIBUTED
                                                   UNDISTRIBUTED    LONG-TERM
                                                  ORDINARY INCOME  CAPITAL GAIN
--------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                    $       146,537  $          --
Fresco Dow Jones EURO STOXX 50 Fund                       961,122             --
--------------------------------------------------------------------------------

Due to the inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the current fiscal year have been identified and appropriately reclassified. Reclassifications for the year ended September 30, 2003, were as follows:

                                       ACCUMULATED
                                      UNDISTRIBUTED    ACCUMULATED
                                      NET INVESTMENT   NET REALIZED
                                      INCOME (LOSS)    GAIN (LOSS)      PAID IN CAPITAL
---------------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund        $         (70)   $  (1,987,971)   $     1,988,041
Fresco Dow Jones EURO STOXX 50 Fund          60,462      (14,970,638)        14,910,176
---------------------------------------------------------------------------------------

g) DISTRIBUTIONS--The Trust declares and distributes dividends from net investment income, if any to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

h) PROXY VOTING POLICIES--You may obtain a description of the Funds' proxy voting policies and procedures, without charge, upon request by contacting the Funds directly at 1-866-4FRESCO (1-866 437-3726) or online on the Funds' Web site www.frescoshares.com.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTIES
TRANSACTIONS

a) ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with UBS Global Asset Management (US) Inc. ("UBS Global AM"). As compensation for the services rendered, facilities furnished, and expenses borne by UBS Global AM, each

Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                                    ANNUAL RATE
--------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Index Fund                                       0.29%
Fresco Dow Jones EURO STOXX 50 Fund                                        0.29%

The Advisor pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

b) PRINCIPAL UNDERWRITER

UBS Global AM acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell Fresco Index Shares of the Funds. Fresco Index Shares of the Fund are offered continuously. UBS Global AM may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fresco Index Shares. Management has not implemented a 12b-1 fee on any of the Funds.

c) TRANSACTIONS WITH AFFILIATES

The Fresco Dow Jones STOXX 50 Index Fund and the Fresco Dow Jones EURO STOXX 50 Index Fund have invested in affiliated companies. These investments represent 3.47% and 12.05%, respectively, of net assets at September 30, 2003. Amounts relating to these investments at September 30, 2003 and for the period ended are:

FRESCO DOW JONES STOXX 50 INDEX FUND:

                         PURCHASES                   SALES                REALIZED       DIVIDEND    MARKET VALUE
                   SHARES         COST        SHARES      PROCEEDS          GAIN          INCOME      AT 9/30/03
------------------------------------------------------------------------------------------------------------------
UBS AG               17,521  $     763,166      13,712  $     733,457  $     132,465  $      15,846  $     213,613
UBS
Private Money
Market
Fund, LLC         8,076,253  $   8,076,253   8,154,898  $   8,154,898  $           0  $      10,259  $      78,645

FRESCO DOW JONES EURO STOXX 50 FUND:

                         PURCHASES                   SALES                 REALIZED       DIVIDEND     MARKET VALUE
                   SHARES         COST        SHARES        PROCEEDS         GAIN          INCOME       AT 9/30/03
--------------------------------------------------------------------------------------------------------------------
UBS
Private Money
Market
Fund, LLC       118,894,679  $ 118,894,679   108,609,087  $ 108,609,087  $           0  $     189,431  $  10,285,592

4. SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, Fresco Index Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Fresco Index Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $3,000 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the custodian and used to offset the expense of processing orders.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                    GROSS          GROSS        NET UNREALIZED
                                   IDENTIFIED     UNREALIZED     UNREALIZED      APPRECIATION
                                     COST        APPRECIATION   DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------------------------------------------
Fresco Dow Jones
STOXX 50 Index Fund               $  7,819,603   $    841,319   $    167,973   $       673,346
Fresco Dow Jones EURO
STOXX 50 Index Fund                 87,383,350      9,812,265      1,598,980         8,213,285

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                SUBSCRIPTIONS    REDEMPTIONS
----------------------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Index Fund                            $  30,435,195  $    24,871,154
Fresco Dow Jones EURO STOXX 50 Fund                               200,513,960      139,314,669
----------------------------------------------------------------------------------------------

For the period ended September 30, 2003, the Trust had purchases and sales of investment securities as follows:

                                                                   PURCHASES        SALES
----------------------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Index Fund                             $   1,180,724  $    1,147,601
Fresco Dow Jones EURO STOXX 50 Fund                                  7,603,696       8,494,255
----------------------------------------------------------------------------------------------

7. INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund, October 15, 2002, the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

                                                                        RATIO
--------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Index Fund                                    1: 2.536
Fresco Dow Jones EURO STOXX 50 Index Fund                               1: 2.444
--------------------------------------------------------------------------------

8. SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds receive compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. or UBS Securities LLC, and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program.

UBS Financial Services Inc. or UBS Securities LLC, which is the Trust's lending agent, received compensation from the Funds for the period ended September 30, 2003 as follows:

                                                                    COMPENSATION
--------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                      $      1,854
Fresco Dow Jones EURO STOXX 50 Fund                                       44,693
--------------------------------------------------------------------------------

For the period ended September 30, 2003, the Funds received compensation from securities lending transactions net of fees, rebates and expenses as follows:

                                                                    COMPENSATION
--------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                      $      5,518
Fresco Dow Jones EURO STOXX 50 Fund                                      132,454
--------------------------------------------------------------------------------

At September 30, 2003, the Funds owed UBS Financial Services Inc. or UBS Securities LLC for security lending fees as follows:

                                                                       AMOUNTS
                                                                        OWED
--------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                      $          2
Fresco Dow Jones EURO STOXX 50 Fund                                          282
--------------------------------------------------------------------------------

At September 30, 2003, the Funds held cash as collateral for market values of securities loaned as follows:

                                                                  MARKET VALUE
                                                                 OF INVESTMENTS
                            CASH RECEIVED     MARKET VALUE          ON CASH
                           FOR SECURITIES    OF SECURITIES         COLLATERAL
                               LOANED            LOANED             RECEIVED
--------------------------------------------------------------------------------
Fresco Dow Jones
STOXX 50 Fund               $      78,645     $     74,730        $       78,645
Fresco Dow Jones
EURO STOXX 50 Fund             10,285,592        9,782,296            10,285,592
--------------------------------------------------------------------------------

Report of PricewaterhouseCoopers LLP, Independent Auditors


To the Board of Trustees and Shareholders of the Fresco Index Shares Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios comprising the Fresco Index Shares Funds (hereafter referred to as the "Funds") at September 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period October 15, 2002 (commencement of operations) through September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 21, 2003

                      (This page intentionally left blank)

Supplemental Information (unaudited)

The Trust is a Massachusetts business trust governed by a Board of Trustees. The Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the Officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds.

The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee or Officer of the Trust, the Trustee's and Officer's principal occupations during the last five years, the number of funds in the UBS Family of Funds overseen by the Trustee and other directorships held by such Trustee.

NON-INTERESTED TRUSTEES:

                                POSITION HELD/
       NAME, ADDRESS,             TERM/TIME              PRINCIPAL OCCUPATION(S)
          AND AGE                  SERVED(1)               DURING PAST 5 YEARS
--------------------------------------------------------------------------------------
Walter E. Auch                     Trustee        Mr. Auch is retired (since 1986).
6001 N. 62nd Place                 since
Paradise Valley, AZ 85253          2002
Age 82

Frank K. Reilly                    Chairman       Mr. Reilly is a Professor at the
College of Business                and            University of Notre Dame since 1982.
Administration                     Trustee        Mr. Reilly was a Director of Battery
University of Notre Dame           since          Park Funds Inc. (1995-2001).
Notre Dame, IN 46556-0399          2002
Age 67

Edward M. Roob                     Trustee        Mr. Roob is retired (since 1993).
841 Woodbine Lane                  since          Mr. Roob was a Committee Member
Northbrook, IL 60002               2002           of the Chicago Stock Exchange from
Age 68                                            1993-1999.

The Trust's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647-1568.


             NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                   OTHER DIRECTORSHIPS
          OVERSEEN BY TRUSTEE                         HELD BY TRUSTEE
--------------------------------------------------------------------------------
Mr. Auch is a trustee of four             Mr. Auch is a Trustee of Advisors
investment companies (consisting of 43    Series Trust (16 portfolios); Smith
portfolios) for which UBS Global Asset    Barney Fund Complex (27 portfolios);
Management (US) Inc. ("UBS Global         Nicholas Applegate Institutional Funds
AM"), UBS Global Asset Management         (19 portfolios) and Banyan Strategic
(Americas) Inc. ("UBS Global AM           Realty Trust. He is also a Director of
(Americas)") or one of their              Express America Holdings Corp. and
affiliates serves as investment           Semele Group Inc.
advisor, sub-advisor or manager.

Mr. Reilly is a director or trustee of    Mr. Reilly is a Director of Discover
five investment companies (consisting     Bank; Morgan Stanley Trust, FSB; and
of 44 portfolios for which UBS Global     NIBCO, Inc.
AM, UBS Global AM (Americas) or one of
their affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Roob is a director or trustee of      Mr. Roob is a Trustee of the CCM Fund
five investment companies (consisting     Complex (9 portfolios).
of 44 portfolios for which UBS Global
AM, UBS Global AM (Americas) or one of
their affiliates serves as investment
advisor, sub-advisor or manager.

INTERESTED TRUSTEES:

                                POSITION HELD/
    NAME, ADDRESS,                TERM/TIME              PRINCIPAL OCCUPATION(S)
        AND AGE                   SERVED(1)               DURING PAST 5 YEARS
--------------------------------------------------------------------------------------
Brian M. Storms+*                  Trustee        Mr. Storms is chief executive
Age 49                             since          officer of UBS Global Asset
                                   2002           Management -- Americas region (since
                                                  July 2002). Mr. Storms was chief
                                                  executive officer, president and/or
                                                  chief operating officer of UBS
                                                  Global AM and certain affiliated
                                                  asset management companies from 1999
                                                  to July 2002. He was president of
                                                  Prudential Investments (1996-1999).

Joseph A. LaCorte+*                Trustee        Mr. LaCorte is a managing director
Age 44                             and            and co-head of the Global Index
                                   President      Market group of UBS Global AM.
                                   since          (since 2000). From 1997 to 2000, he
                                   2002           founded and served as a Managing
                                                  Member of S-Network, LLC to provide
                                                  consulting services specializing in
                                                  the development, secondary market
                                                  trading and distribution of Exchange
                                                  Traded Funds.

             NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                   OTHER DIRECTORSHIPS
          OVERSEEN BY TRUSTEE                         HELD BY TRUSTEE
--------------------------------------------------------------------------------
Mr. Storms is a trustee of four             None
investment companies (consisting of 43
portfolios) for which UBS Global AM,
UBS Global AM (Americas) or one of
their affiliates serves as investment
advisor, sub-advisor or manager.

Mr. LaCorte is a trustee of one             None
investment company (consisting of two
portfolios) for which UBS Global AM or
one of its affiliates serves as
investment advisor, sub-advisor or
manager

OFFICERS

                               POSITION HELD/
    NAME, ADDRESS,               TERM/TIME                           PRINCIPAL OCCUPATION(S)
        AND AGE                   SERVED                               DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------
Amy R. Doberman*                 Vice                       Ms. Doberman is a managing director
Age 41                           President                  and general counsel of UBS Global
                                 and                        AM (since 2000). From December 1997
                                 Assistant                  through July 2000, she was general
                                 Secretary                  counsel of Aeltus Investment
                                 since                      Management, Inc. Ms. Doberman is
                                 2002                       vice president and assistant
                                                            secretary of five investment
                                                            companies (consisting of 44
                                                            portfolios) and vice president and
                                                            secretary of 19 investment
                                                            companies (consisting of 40
                                                            portfolios) for which UBS Global
                                                            AM, UBS Global AM (Americas) or one
                                                            of their affiliates serves as
                                                            investment advisor, sub-advisor or
                                                            manager.

David M. Goldenberg*             Vice                       Mr. Goldenberg is an executive
Age 37                           President                  director and deputy general counsel
                                 and                        of UBS Global AM. From 2000 to 2002
                                 Secretary                  he was director, legal affairs at
                                 Since                      Lazard Asset Management. Mr.
                                 2002                       Goldenberg served in various
                                                            capacities, including most recently
                                                            as global director of Compliance at
                                                            SSB Citi Asset Management Group
                                                            from 1996 to 2000. Mr. Goldenberg
                                                            is a vice president and secretary
                                                            of five investment companies
                                                            (consisting of 44 portfolios) and a
                                                            vice president and assistant
                                                            secretary of 19 investment
                                                            companies (consisting of 40
                                                            portfolios) for which UBS Global
                                                            AM, UBS Global AM (Americas) or one
                                                            of their affiliates serves as
                                                            investment advisor, sub-advisor or
                                                            manager.

                               POSITION HELD/
    NAME, ADDRESS,               TERM/TIME                           PRINCIPAL OCCUPATION(S)
        AND AGE                   SERVED                               DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------
Cynthia Lo Bessette*             Vice                       Ms. Lo Bessette is a director and
Age 34                           President                  associate general counsel of UBS
                                 and                        Global AM. From August 1998 through
                                 Assistant                  October 2001, she was a vice
                                 Secretary                  president and business lawyer of
                                 since                      Zurich Scudder Investments, Inc.
                                 2002                       Ms. Lo Bessette is vice president
                                                            and assistant secretary of one
                                                            investment company (consisting of
                                                            two portfolios) for which UBS
                                                            Global AM or one of its affiliates
                                                            serves as investment advisor,
                                                            sub-advisor or manager.

Joseph T. Malone*                Assistant                  Mr. Malone is a director and a
Age 36                           Treasurer                  senior manager of the mutual fund
                                 since                      finance department of UBS Global
                                 2002                       AM. From August 2000 through June
                                                            2001, he was the controller at AEA
                                                            Investors Inc. From March 1998 to
                                                            August 2000, Mr. Malone was a
                                                            manager within investment
                                                            management services of
                                                            PricewaterhouseCoopers LLC. Mr.
                                                            Malone is an assistant treasurer of
                                                            four investment companies
                                                            (consisting of 43 portfolios) for
                                                            which UBS Global AM, UBS Global AM
                                                            (Americas) or one of their
                                                            affiliates serves as investment
                                                            advisor, sub-advisor or manager.

                               POSITION HELD/
    NAME, ADDRESS,               TERM/TIME                           PRINCIPAL OCCUPATION(S)
        AND AGE                   SERVED                               DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------
Paul H. Schubert* Age 40         Vice                       Mr. Schubert is an executive
                                 President                  director and head of the mutual
                                 and                        fund finance department of UBS
                                 Treasurer                  Global AM. Mr. Schubert is
                                 since                      treasurer and principal accounting
                                 2002                       officer of three investment
                                                            companies (consisting of 41
                                                            portfolios), a vice president and
                                                            treasurer of 20 investment
                                                            companies (consisting of 41
                                                            portfolios), and treasurer and
                                                            chief financial officer of one
                                                            investment company (consisting of
                                                            two portfolios) for which UBS
                                                            Global AM, UBS Global AM
                                                            (Americas), or one of their
                                                            affiliates serves as investment
                                                            advisor, sub-advisor or manager.

(1) Each Trustee holds office for an indefinite term.
  * This person's business address is UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, NY 10019-6114.
  + Mr. Storms and Mr. LaCorte are "interested persons" of the Trust, as that term is defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or any of its affiliates.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV
AS OF SEPTEMBER 30, 2003

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing bid/ask midpoint price for each of the Funds was at a discount or premium to the daily net asset value
(NAV). The following charts are for comparative purposes only and represent the periods noted.

FRESCO DOW JONES STOXX 50 FUND

                       BID/OFFER MIDPOINT PRICE               BID/OFFER MIDPOINT PRICE
                              ABOVE NAV                               BELOW NAV

                 50 - 99  100 - 199  GREATER THAN 200   50 - 99  100 - 199    GREATER THAN 200
                  BASIS     BASIS         BASIS          BASIS     BASIS           BASIS
                  POINTS    POINTS        POINTS         POINTS    POINTS          POINTS
-----------------------------------------------------------------------------------------------
2003
QUARTER ENDING:

9/30/03             8         2              0             6         0               0
6/30/03            13         2              0             8         3               0
3/31/03            10        10              1             6         2               0
2002
PERIOD ENDING:

12/31/02*           9         7              0             7         3               0
-----------------------------------------------------------------------------------------------

* Commencement of trading October 21, 2002

FRESCO DOW JONES EURO STOXX 50 FUND

                       BID/OFFER MIDPOINT PRICE               BID/OFFER MIDPOINT PRICE
                              ABOVE NAV                               BELOW NAV

                 50 - 99  100 - 199  GREATER THAN 200   50 - 99  100 - 199    GREATER THAN 200
                  BASIS     BASIS         BASIS          BASIS     BASIS           BASIS
                  POINTS    POINTS        POINTS         POINTS    POINTS          POINTS
-----------------------------------------------------------------------------------------------
2003
QUARTER ENDING:

9/30/03             8         1              0             6         3               0
6/30/03             6         3              0            11         4               0
3/31/03            12         6              1            11         4               0
2002
PERIOD ENDING:

12/31/02*           5         7              1             9         5               0
-----------------------------------------------------------------------------------------------

* Commencement of trading October 21, 2002

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                                       40

[FRESCO INDEX SHARES LOGO]

                                                                     Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700

Fresco Index Shares Funds
51 West 52nd Street, 21st Floor
New York, New York 10019 - 6114

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the Trust has determined that the Trust has one Board member serving on the Trust's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

   (2) Frank Reilly is the Trust's audit committee financial expert. The Board also determined that Mr. Reilly was "independent" as that term is defined in the Sarbanes-Oxley Act of 2002.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 6 [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8 [RESERVED BY SEC FOR FUTURE USE.]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as EX-99.CODE ETH.

(a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRESCO INDEX SHARES FUNDS

By:   /s/ Joseph La Corte
      -----------------------------
      Joseph La Corte
      President

Date: December 8, 2003
      ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Joseph La Corte
      -----------------------------
      Joseph La Corte
      President

Date: December 8, 2003
      ----------------------------------

By:   /s/ Paul H. Schubert
      ----------------------------------
      Paul H. Schubert
      Chief Financial Officer

Date: December 8, 2003
      ----------------------------------